Defined Contribution Plan (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2019 USD ($) age	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($) age	Dec. 31, 2017 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Minimum age of employee to cover under the plan | age			21		21
Employee compensation deferred percentage			100.00%		100.00%
Employer match of employee contributions of eligible compensation			100.00%		100.00%
Percentage of compensation matched by employer			3.00%		3.00%
Employer match of over all employee contributions of eligible compensation			50.00%		50.00%
Percentage of compensation matched by employer			3.00%
Percentage of employee contribution vested on their contribution			100.00%		100.00%
Employer matches vesting period			6 years		6 years
Amount of discretionary matching contributions on employee deferrals | $	$ 19,000	$ 29,000	$ 47,000	$ 54,000	$ 100,000	$ 0
Maximum
Defined Contribution Plan Disclosure [Line Items]
Percentage of compensation matched by employer			5.00%		5.00%